EARNINGS PER SHARE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16. EARNINGS PER SHARE
Basic earnings per share of Class A common stock is computed by dividing net income attributable to DMS Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to DMS Inc., adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all period presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.
Prior to the Business Combination, the membership structure of DMSH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on July 15, 2020. The basic and diluted earnings per share represent only the shares earned during the period of January 1, 2021 to March 31, 2021.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

Three Months Ended March 31,
Numerator:
Net (loss) income before income taxes	$(212)
Less: Net income attributable to non-controlling interests	(93)
Net income attributable to DMS Inc.	$(119)
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	33,241

Earnings per share of Class A Common Stock - basic and diluted	$—
Shares of the Company’s Class B common stock, warrants, restricted stock units and stock options do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.
Potential shares of common stock not included in the computation of earnings per share because their effect would be antidilutive includes Stock Based Compensation for 84,009 Options and 530,745 RSUs, Warrants of 505,130 Public and 202,052 Private Placement, contingent consideration which could be settled in common stock of 1,237,636 and convertible equity of 26,306,841.
On January 14, 2021, the Board of Directors of DMS Inc. approved and granted approximately 36,790 RSUs and 27,000 in stock options to the Company’s new employees under the 2020 Omnibus Incentive Plan. Refer to Note 13. Employee and Director Incentive Plans for a description of the Company’s stock incentive plan.

NOTE 15. EARNINGS (LOSS) PER SHARE (AS RESTATED)
Prior to the Business Combination, the membership structure of DMSH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, earnings (loss) per share information has not been presented for periods prior to the Business Combination on July 15, 2020. The basic and diluted earnings (loss) per share for the year ended December 31, 2020 represent only the period of July 15, 2020 to December 31, 2020.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A Common Stock:

	As Restated Three Months Ended December 31, 2020	As Restated Year Ended December 31, 2020
Numerator:
Net income (loss)	$(17,867)	$(13,714)
Less: Net income (loss) attributable to non-controlling interests subsequent to the Business Combination	(7,481)	(6,363)
Net income (loss) (post business combination) attributable to DMS Inc.	$(10,386)	$(7,351)
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	32,369	32,335

Earnings per share of Class A Common Stock - basic and diluted	$(0.32)	$(0.23)
Shares of the Company’s Class B Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate basic and diluted earnings per share of Class B Common Stock under the two-class method has not been presented.

At December 31, 2020, the Company excluded 26.0 million shares of Class B Common Stock, 14.0 million Public and Private warrants, 1.8 million shares of restrictive stock units and stock options, and the DMSH Units issued in the SmarterChaos acquisition as their effect would have been anti-dilutive.